SUPPLEMENT DATED DECEMBER 21, 2009
TO THE PROSPECTUS FOR PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
DATED MAY 1, 2009
(as supplemented on May 4, 2009, May 21, 2009, June 19, 2009, August 25, 2009,
September 18, 2009, October 16, 2009, November 12, 2009, and December 17, 2009)

(Not all Accounts are offered in all variable annuity and variable life insurance contracts.)

This supplement updates information currently in the Prospectus. Retain this supplement with the
Prospectus.

As of the date of this supplement, the Diversified Balanced and Diversified Growth Accounts are
now available. Please add the following information to the prospectus.

On the cover page of the prospectus, add the Diversified Balanced and Diversified Growth
Accounts to the list of Asset Allocation Accounts.

ACCOUNT DESCRIPTIONS

Replace the fourth paragraph on page 5 with the following:

Factors that may adversely affect a particular Account as a whole are called “principal risks.” The principal risks of investing in the Accounts are stated as to each Account in the Account’s description. Each Account is also subject to risk of being an underlying fund to the extent a
Principal LifeTime Account, Strategic Asset Management Portfolio, the Diversified Balanced
Account, or the Diversified Growth Account invests in the Account. Additional descriptions of the risks associated with investing in the Accounts are provided in “Certain Investment Strategies and
Risks” and in Appendix A to this prospectus.

Insert the following within the Account Descriptions section:

DIVERSIFIED BALANCED ACCOUNT

Advisor:	Principal Management Corporation ("Principal")

Objective:	The Account seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.

Investor Profile:	The Account may be an appropriate investment for investors seeking the potential for a medium level of income and a medium level of capital growth, while exposing them to a medium level of principal risk.

Main Strategies and Risks
The Account operates as a fund of funds and invests in underlying funds. In pursuing its investment objective, the Account typically allocates its assets, within predetermined percentage ranges, among five Funds of Principal Funds, Inc. (“PFI”) (Institutional class shares) – the
International Equity Index, MidCap S&P 400 Index, Money Market, SmallCap S&P 600 Index and
the Bond Market Index Funds – and one Account of Principal Variable Contracts Funds, Inc.
(“PVC”) (Class 1 Shares) – LargeCap S&P 500 Index Account (together, the “underlying funds”).
The Account will generally allocate approximately 40% of its assets to the equity index funds according to U.S. and non-U.S. market capitalizations and approximately 60% to the Money
Market Fund for short-term duration and the Bond Market Index Fund for intermediate duration.
The Account may temporarily exceed the applicable percentage ranges for short periods. The percentages reflect the extent to which the Account will normally invest in the particular market segment represented by the underlying funds, and the varying degrees of potential investment risk and reward represented by the Account’s investments in those market segments and its underlying funds. Without shareholder approval, the Advisor may alter these percentage ranges when it deems appropriate. The assets of the Account will be allocated among the underlying funds in accordance with its investment objective, which is to achieve a balance between income and growth, while considering the Advisor’s outlook for the economy, the financial markets, and the relative market valuations of the underlying funds. The Account will be re-balanced monthly.

In selecting underlying funds and target weights, Principal considers, among other things, quantitative measures, such as past performance, expected levels of risk and returns, expense levels, diversification of existing funds, and style consistency. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established from time to time for underlying funds. Principal monitors the performance of the Sub-Advisor of each underlying fund relative to that fund’s appropriate benchmark and peer group.

Principal, the manager for PVC, is the manager for PFI. The Account may invest in other
Accounts of PVC, other Funds of PFI, or other investment companies, at the Advisor’s discretion, in order to achieve its goal. The underlying funds provide the Account with exposure to different asset classes, including domestic and foreign equity and fixed-income securities.

There can be no assurance that the Account will achieve its investment objective. The net asset value of the Account’s shares is affected by changes in the value of the shares of the underlying funds it owns. The Account’s investments are invested in the underlying funds and, as a result, the Account’s performance is directly related to their performance. The Account’s ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. The Account invests in several index funds. Due to cashflows and expenses, an index fund may not produce the same investment performance of the corresponding index.

The Account’s diversification is designed to help cushion severe losses in any one investment sector and moderate the Account’s overall price swings. However, the Account’s share price will fluctuate as the prices of the underlying funds rise or fall with changing market conditions.

The Account is subject to the particular risks of the underlying funds in the proportions in which the Account invests in them; therefore, the Account is subject to the following risks (as defined in
Appendix A), in alphabetical order:

• Asset Allocation Risk	• Derivatives Risk	• Equity Securities Risk
• Eurodollar & Yankee	• Exchange Rate Risk	• Fixed-Income Securities
Obligations Risk		Risk
• Foreign Securities Risk	• Investment Company	• Liquidity Risk
Securities Risk
• Management Risk	• Market Risk	• Market Segment (Large
Cap) Risk
• Market Segment (Mid Cap)	• Market Segment (Small Cap)	• Mid Cap Stock Risk
Risk	Risk
• Municipal Securities Risk	• Portfolio Duration Risk	• Prepayment Risk
• Real Estate Securities Risk	• Risk of Being an Underlying	• Securities Lending Risk
Fund
• Small Company Risk	• U.S. Government Securities	• U.S. Government
	Risk	Sponsored Securities Risk

The Account is also subject to the following risks:

Conflict of Interest Risk. The officers, directors, Distributors, Principal, and transfer agent of the
Account serve in the same capacities for the underlying funds. Conflicts may arise as these persons and companies seek to fulfill their responsibilities to the Account and the Underlying
Funds. Because Principal and its affiliated companies earn different fees from the Underlying
Funds in which the Account invests, there may be a conflict between the interests of the Account and the economic interests of Principal and its affiliates.

Payment In Kind Liquidity Risk. Under certain circumstances, an underlying fund may determine to pay a redemption request by the Account wholly or partly by a distribution-in-kind of securities from its portfolio, instead of cash. In such cases, the Account may hold portfolio securities until Principal determines that it is appropriate to dispose of such securities.

Historical performance is not available.

Fees and Expenses of the Account
The following annual account operating expenses table shows the operating expenses
(expressed as a percentage of average daily net assets) the Account expects to incur during the fiscal year ended December 31, 2010. The table also shows the estimated amount of expenses
(expressed as a percentage of average daily net assets) the Account expects to indirectly incur through its investments in the underlying funds based on anticipated expenses of the underlying funds for their fiscal year ends.

These fees and expenses shown in the table and included in the examples do not include the effect of any sales charge, separate account expenses or contract level expenses which may be applied at the variable life insurance or variable annuity product level. If such charges or fees were included, overall expenses would be higher.

Annual Account Operating Expenses (expenses that are deducted from Account assets)
as a Percentage of Average Daily Net Assets

Estimated for the year ended December 31, 2010	Class 2
Management Fees	0.05%
Distribution and/or Service (12b-1) Fees	0.25
Other Expenses	0.01
Acquired Fund (Underlying Fund) Operating Expenses	0.30
Total Annual Account Operating Expenses(1)	0.61%

(1) Principal has voluntarily agreed to limit the Account’s expenses attributable to Class 2 shares and, if necessary, pay expenses normally payable by the Account, excluding interest expense incurred with an investment the Account makes and Acquired Fund Fees and Expenses. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.31%. The expense limit may be terminated at anytime.

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Number of years you own your shares
	1	3
Diversified Balanced Account - Class 2	$62	$195

DIVERSIFIED GROWTH ACCOUNT

Advisor:	Principal Management Corporation ("Principal")

Objective:	The Account seeks to provide long-term capital appreciation.

Investor Profile:	The Account may be an appropriate investment for investors seeking the potential for a low to medium level of income and a medium to high level of capital growth, while exposing them to a medium to high level of principal risk.

Main Strategies and Risks
The Account operates as a fund of funds and invests in underlying funds. In pursuing its investment objective, the Account typically allocates its assets, within predetermined percentage ranges, among five Funds of Principal Funds, Inc. (“PFI”) (Institutional class shares) – the
International Equity Index, MidCap S&P 400 Index, Money Market, SmallCap S&P 600 Index and
the Bond Market Index Funds – and one Account of Principal Variable Contracts Funds, Inc.
(“PVC”) (Class 1 Shares) – LargeCap S&P 500 Index Account (together, the “underlying funds”).
The Account will generally allocate approximately 65% of its assets to the equity index funds according to U.S. and non-U.S. market capitalizations and approximately 35% to the Money
Market Fund for short-term duration and the Bond Market Index Fund for intermediate duration.
The Account may temporarily exceed the applicable percentage ranges for short periods. The percentages reflect the extent to which the Account will normally invest in the particular market segment represented by the underlying funds, and the varying degrees of potential investment risk and reward represented by the Account’s investments in those market segments and its underlying funds. Without shareholder approval, the Advisor may alter these percentage ranges when it deems appropriate. The assets of the Account will be allocated among the underlying funds in accordance with its investment objective, which is to achieve long-term growth of capital while considering the Advisor’s outlook for the economy, the financial markets, and the relative market valuations of the underlying funds. The Account will be re-balanced monthly.

In selecting underlying funds and target weights, Principal considers, among other things, quantitative measures, such as past performance, expected levels of risk and returns, expense levels, diversification of existing funds, and style consistency. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established from time to time for underlying funds. Principal monitors the performance of the Sub-Advisor of each underlying fund relative to that fund’s appropriate benchmark and peer group.

Principal, the manager for PVC, is the manager for PFI. The Account may invest in other
Accounts of PVC, other Funds of PFI, or other investment companies, at the Advisor’s discretion, in order to achieve its goal. The underlying funds provide the Account with exposure to different asset classes, including domestic and foreign equity and fixed-income securities.

There can be no assurance that the Account will achieve its investment objective. The net asset value of the Account’s shares is affected by changes in the value of the shares of the underlying funds it owns. The Account’s investments are invested in the underlying funds and, as a result, the Account’s performance is directly related to their performance. The Account’s ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. The Account invests in several index funds. Due to cashflows and expenses, an index fund may not produce the same investment performance of the corresponding index.

The Account’s diversification is designed to help cushion severe losses in any one investment sector and moderate the Account’s overall price swings. However, the Account’s share price will fluctuate as the prices of the underlying funds rise or fall with changing market conditions.

The Account is subject to the particular risks of the underlying funds in the proportions in which the Account invests in them; therefore, the Account is subject to the following risks (as defined in
Appendix A):

•	Asset Allocation Risk	•	Derivatives Risk	•	Equity Securities Risk
•	Eurodollar & Yankee	•	Exchange Rate Risk	•	Fixed-Income Securities
	Obligations Risk				Risk
•	Foreign Securities Risk	•	Investment Company	•	Liquidity Risk
Securities Risk
•	Management Risk	•	Market Risk	•	Market Segment (Large
Cap) Risk
•	Market Segment (Mid	•	Market Segment (Small	•	Mid Cap Stock Risk
	Cap) Risk		Cap) Risk
•	Municipal Securities Risk	•	Portfolio Duration Risk	•	Prepayment Risk
•	Real Estate Securities	•	Risk of Being an	•	Securities Lending Risk
	Risk		Underlying Fund
•	Small Company Risk	•	U.S. Government	•	U.S. Government
			Securities Risk		Sponsored Securities Risk

The Account is also subject to the following risks:

Conflict of Interest Risk. The officers, directors, Distributors, Principal, and transfer agent of the
Account serve in the same capacities for the underlying funds. Conflicts may arise as these persons and companies seek to fulfill their responsibilities to the Account and the Underlying
Funds. Because Principal and its affiliated companies earn different fees from the Underlying
Funds in which the Account invests, there may be a conflict between the interests of the Account and the economic interests of Principal and its affiliates.

Payment In Kind Liquidity Risk. Under certain circumstances, an underlying fund may determine to pay a redemption request by the Account wholly or partly by a distribution-in-kind of securities from its portfolio, instead of cash. In such cases, the Account may hold portfolio securities until Principal determines that it is appropriate to dispose of such securities.

Historical performance is not available.

Fees and Expenses of the Account
The following annual account operating expenses table shows the operating expenses
(expressed as a percentage of average daily net assets) the Account expects to incur during the fiscal year ended December 31, 2010. The table also shows the estimated amount of expenses
(expressed as a percentage of average daily net assets) the Account expects to indirectly incur through its investments in the underlying funds based on anticipated expenses of the underlying funds for their fiscal year ends.

These fees and expenses shown in the tables and included in the examples do not include the effect of any sales charge, separate account expenses or contract level expenses which may be applied at the variable life insurance or variable annuity product level. If such charges or fees were included, overall expenses would be higher.

Annual Account Operating Expenses (expenses that are deducted from Account assets)
as a Percentage of Average Daily Net Assets

Estimated for the year ended December 31, 2010	Class 2
Management Fees	0.05%
Distribution and/or Service (12b-1) Fees	0.25
Other Expenses	0.01
Acquired Fund (Underlying Fund) Operating Expenses	0.30
Total Annual Account Operating Expenses(1)	0.61%

(1) Principal has voluntarily agreed to limit the Account’s expenses attributable to Class 2 shares and, if necessary, pay expenses normally payable by the Account, excluding interest expense incurred with an investment the Account makes and Acquired Fund Fees and Expenses. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.31%. The expense limit may be terminated at anytime.

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Number of years you own your shares
	1	3
Diversified Growth Account - Class 2	$62	$195

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS

Replace the first paragraph on page 120 with the following:

The information in this section does not apply directly to the Principal LifeTime Accounts, the
Strategic Asset Management (“SAM”) Portfolios, the Diversified Balanced Account, or the
Diversified Growth Account, except to the extent the Principal LifeTime Accounts, SAM Portfolios, the Diversified Balanced Account, or the Diversified Growth Account invest in securities other than shares of the Underlying Funds. The Statement of Additional Information (“SAI”) contains additional information about investment strategies and their related risks. The term “Account,” as used in this section, includes any of the investment portfolios of Principal Funds, Inc. in which the
SAM Portfolios may invest from time to time at the discretion of Edge, the Sub-Advisor for the
SAM Portfolios, the underlying funds of the Principal LifeTime Accounts, or the underlying funds of the Diversified Balanced Account or the Diversified Growth Account.

Fund of Funds
Replace the three paragraphs in this section on page 126 with the following:

The performance and risks of the Diversified Balanced Account, Diversified Growth Account and
each Principal LifeTime Account and Strategic Asset Management (“SAM”) Portfolio directly correspond to the performance and risks of the underlying funds in which the Account or Portfolio invests. By investing in many underlying funds, the Diversified Balanced Account, Diversified
Growth Account, Principal LifeTime Accounts and SAM Portfolios have partial exposure to the risks of many different areas of the market. The more the Diversified Balanced Account,
Diversified Growth Account, a Principal LifeTime Account or SAM Portfolio allocates to stock funds, the greater the expected risk.

The Diversified Balanced Account, Diversified Growth Account and each Principal LifeTime
Account and SAM Portfolio indirectly bear its pro-rata share of the expenses of the Underlying
Funds in which they invest, as well as directly incurring expenses. Therefore, investment in the
Diversified Balanced Account, Diversified Growth Account, a Principal LifeTime Account or SAM
Portfolio is more costly than investing directly in shares of the Underlying Funds. If you are considering investing in a Principal LifeTime Account, you should take into account your estimated retirement date and risk tolerance. In general, each Principal LifeTime Account is managed with the assumption that the investor will invest in a Principal LifeTime Account whose stated date is closest to the date the shareholder retires. Choosing an Account targeting an earlier date represents a more conservative choice; targeting an Account with a later date represents a more aggressive choice. It is important to note that the retirement year of the
Account you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only. Generally, the potential for higher returns over time is accompanied by the higher risk of a decline in the value of your principal. Investors should realize that the Principal LifeTime Accounts are not a complete solution to their retirement needs.
Investors must weigh many factors when considering when to retire, what their retirement needs will be, and what sources of income they may have.

The risks associated with investing in an Underlying Fund of a fund of funds are discussed in
Appendix A under Risk of Being an Underlying Fund.

PRICING OF ACCOUNT SHARES
Replace the third paragraph on page 127 (the paragraph below the bulleted list) with the following:

With respect to the Diversified Balanced Account, Diversified Growth Account, Principal LifeTime
Accounts, and SAM Portfolios, which invest in other registered investment company Accounts and Funds, each Account’s or Portfolio’s NAV is calculated based on the NAV of such other registered investment company Accounts and Funds in which the Account or Portfolio invests.

MANAGEMENT OF THE FUNDS

The Manager
On page 128, add the following as a new paragraph after the fourth paragraph:

Principal provides investment advisory services to the Diversified Balanced and Diversified
Growth Accounts. The portfolio managers are James W. Fennessey and Randy L. Welch; their biographical information appears on pages 128 and 129. They operate as a team, sharing authority, with no limitation on the authority of one portfolio manager in relation to another.

On page 128, add the following to the biographical information for James W. Fennessey, CFA:
Mr. Fennessey has had responsibility for the Diversified Balanced and Diversified Growth
Accounts since 2009.

On page 129, add the following to the biographical information for Randy L. Welch: Mr. Welch has had responsibility for the Diversified Balanced and Diversified Growth Accounts since 2009.

Fees Paid to Principal
Add the following to the table in the “Fees Paid to the Manager” section on page 142:

The management fee for the Diversified Balanced and Diversified Growth Accounts (as a percentage of the average daily net assets) is 0.05% on all assets.

Add the following to the end of the paragraph immediately below the “Fees Paid to the Manager” table on page 142:

A discussion regarding the basis for the Board of Directors approving the management agreement with
Principal regarding the Diversified Balanced Account and Diversified Growth Account will be available in the annual report to shareholders for the fiscal year ended December 31, 2009.

GENERAL INFORMATION ABOUT AN ACCOUNT

Frequent Trading and Market Timing (Abusive Trading Practices)

Replace the third paragraph (the paragraph below the bulleted list) on page 145 with the following:

If we are not able to identify such excessive trading practices, the Accounts and their shareholders may be harmed. The harm of undetected excessive trading in shares of the underlying Accounts in which the Diversified Balanced Account, Diversified Growth Account,
Principal LifeTime Accounts or Strategic Asset Management Portfolios invest could flow through to the Diversified Balanced Account, Diversified Growth Account, Principal LifeTime Accounts
and Strategic Asset Management Portfolios as they would for any fund shareholder.